FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Banks - 2.1%
Pinnacle Financial Partners, Inc.	404,977	$ 37,982,793
Capital Markets - 7.3%
Brookfield Asset Management Ltd. - Class A	397,940	22,658,703
Brookfield Corporation - Class A	1,591,760	109,162,901
		131,821,604
Construction Materials - 5.1%
Vulcan Materials Company	297,930	91,649,227
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. - Class A (a)	28	21,117,600
Electronic Equipment, Instruments & Components - 20.4%
AMETEK, Inc.	173,280	32,576,640
Amphenol Corporation - Class A	1,009,465	124,921,294
CDW Corporation	558,200	88,910,096
Keysight Technologies, Inc. (a)	383,770	67,129,048
Zebra Technologies Corporation - Class A (a)	186,510	55,423,312
		368,960,390
Health Care Equipment & Supplies - 4.3%
Stryker Corporation	208,000	76,891,360
Hotels, Restaurants & Leisure - 3.4%
Booking Holdings, Inc.	11,350	61,281,714
Insurance - 16.9%
Brown & Brown, Inc.	1,257,292	117,921,417
Markel Group, Inc. (a)	53,850	102,926,736
Progressive Corporation (The)	340,000	83,963,000
		304,811,153
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	215,170	27,617,070
Machinery - 10.5%
Graco, Inc.	670,180	56,938,493

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Machinery - 10.5% (Continued)
IDEX Corporation	431,530	$ 70,235,823
Illinois Tool Works, Inc.	242,560	63,249,945
		190,424,261
Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	233,500	26,180,020
Professional Services - 2.6%
ExlService Holdings, Inc. (a)	1,072,900	47,239,787
Road & Rail - 0.7%
Landstar System, Inc.	107,918	13,226,430
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	288,610	70,911,477
Microchip Technology, Inc.	258,860	16,623,989
		87,535,466
Specialty Retail - 11.2%
AutoZone, Inc. (a)	18,265	78,361,234
Ross Stores, Inc.	810,688	123,540,744
		201,901,978
Trading Companies & Distributors - 4.2%
Fastenal Company	1,561,800	76,590,672

Total Common Stocks (Cost $531,051,696)		$ 1,765,231,525

MONEY MARKET FUNDS - 2.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.984% (b) (Cost $43,624,859)	43,624,859	$ 43,624,859

Total Investments at Value - 100.1% (Cost $574,676,555)		$ 1,808,856,384

Liabilities in Excess of Other Assets - (0.1%)		(1,233,860)

Net Assets - 100.0%		$ 1,807,622,524

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Aerospace & Defense - 5.5%
HEICO Corporation - Class A	166,705	$ 42,358,074
Building Products - 8.8%
Trane Technologies plc	160,172	67,586,177
Capital Markets - 1.8%
Houlihan Lokey, Inc.	66,174	13,586,846
Commercial Services & Supplies - 4.3%
Cintas Corporation	159,132	32,663,434
Commercial Support Services - 4.6%
Republic Services, Inc.	152,890	35,085,197
Construction Materials - 8.8%
Martin Marietta Materials, Inc.	56,194	35,417,954
Vulcan Materials Company	102,830	31,632,565
		67,050,519
Containers & Packaging - 1.7%
Avery Dennison Corporation	81,357	13,193,665
Electronic Equipment, Instruments & Components - 5.4%
Amphenol Corporation - Class A	150,502	18,624,622
CDW Corporation	142,070	22,628,910
		41,253,532
Health Care Equipment & Supplies - 8.9%
STERIS plc	116,700	28,876,248
Stryker Corporation	107,000	39,554,690
		68,430,938
Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	25,200	12,566,988
Insurance - 7.3%
Arthur J. Gallagher & Company	180,350	55,861,609

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
IT Services - 11.4%
Broadridge Financial Solutions, Inc.	168,400	$ 40,107,828
Jack Henry & Associates, Inc.	121,800	18,139,674
Paychex, Inc.	226,340	28,690,858
		86,938,360
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	93,205	11,962,861
Machinery - 2.9%
IDEX Corporation	135,165	21,999,456
Medical Equipment & Devices - 1.0%
GE HealthCare Technologies, Inc.	102,688	7,711,869
Professional Services - 2.5%
Verisk Analytics, Inc.	76,120	19,144,941
Real Estate Management & Development - 0.5%
FirstService Corporation	18,600	3,543,114
Semiconductors & Semiconductor Equipment - 6.4%
Entegris, Inc.	285,750	26,420,445
Microchip Technology, Inc.	347,500	22,316,450
		48,736,895
Specialty Retail - 4.7%
Ross Stores, Inc.	233,876	35,640,364
Trading Companies & Distributors - 6.3%
Fastenal Company	698,000	34,229,920
Watsco, Inc.	35,600	14,393,080
		48,623,000

Total Common Stocks (Cost $344,363,064)		$ 733,937,839

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.984% (a) (Cost $31,136,571)	31,136,571	$ 31,136,571

Total Investments at Value - 100.0% (Cost $375,499,635)		$ 765,074,410

Liabilities in Excess of Other Assets - (0.0%) (b)		(305,295)

Net Assets - 100.0%		$ 764,769,115

(a)	The rate shown is the 7-day effective yield as of September 30, 2025.
(b)	Percentage rounds to less than 0.1%.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Banks - 5.0%
Home BancShares, Inc.	412,135	$ 11,663,420
Pinnacle Financial Partners, Inc.	85,450	8,014,356
		19,677,776
Building Products - 2.2%
Casella Waste Systems, Inc. - Class A (a)	91,770	8,707,137
Chemicals - 3.1%
Element Solutions, Inc.	485,730	12,225,824
Diversified Consumer Services - 8.6%
Frontdoor, Inc. (a)	264,913	17,825,996
OneSpaWorld Holdings Ltd.	743,428	15,716,068
		33,542,064
Gas Utilities - 4.6%
Brookfield Infrastructure Corporation - Class A	434,345	17,860,266
Health Care Facilities & Services - 3.2%
Chemed Corporation	28,106	12,584,181
Hotels, Restaurants & Leisure - 7.0%
Choice Hotels International, Inc.	115,350	12,332,069
Dutch Bros, Inc. - Class A (a)	284,101	14,869,846
		27,201,915
Insurance - 6.4%
Baldwin Insurance Group, Inc. (The) (a)	407,701	11,501,245
Trisura Group Ltd. (a)	492,980	13,591,753
		25,092,998
IT Services - 2.2%
Cass Information Systems, Inc.	222,645	8,756,628
Machinery - 5.0%
ESAB Corporation	85,870	9,595,114
Franklin Electric Company, Inc.	104,500	9,948,400
		19,543,514

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Media - 5.8%
Altus Group Ltd.	314,338	$ 13,425,487
Boston Omaha Corporation - Class A (a)	718,195	9,393,991
		22,819,478
Professional Services - 15.1%
CBIZ, Inc. (a)	364,757	19,317,531
ExlService Holdings, Inc. (a)	634,470	27,935,714
Exponent, Inc.	168,927	11,737,048
		58,990,293
Real Estate Management & Development - 10.6%
Colliers International Group, Inc.	167,455	26,158,145
FirstService Corporation	79,134	15,074,236
		41,232,381
Real Estate Owners & Developers - 3.7%
Dream Finders Homes, Inc. - Class A (a)	550,804	14,276,840
Road & Rail - 2.9%
Landstar System, Inc.	91,471	11,210,686
Software - 5.4%
Descartes Systems Group, Inc. (The) (a)	101,200	9,536,076
SPS Commerce, Inc. (a)	109,193	11,371,359
		20,907,435
Specialty Retail - 2.1%
Floor & Decor Holdings, Inc. - Class A (a)	108,832	8,020,918
Trading Companies & Distributors - 3.8%
SiteOne Landscape Supply, Inc. (a)	116,442	14,997,729

Total Common Stocks (Cost $262,377,246)		$ 377,648,063

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.984% (b) (Cost $13,054,138)	13,054,138	$ 13,054,138

Total Investments at Value - 100.1% (Cost $275,431,384)		$ 390,702,201

Liabilities in Excess of Other Assets - (0.1%)		(295,228)

Net Assets - 100.0%		$ 390,406,973

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.